Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	ECOPETROL S.A.
Entity Central Index Key	0001444406
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Amendment Flag	false